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                          UNITED STATES                        OMB APPROVAL
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                SECURITIES AND EXCHANGE COMMISSION      OMB Number: 3235-0456
                      Washington, D.C. 20549            Expires: August 31, 2000
                                                        Estimated average burden
                                                        hours per response.....1
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                                FORM 24F-2
                     ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT TO RULE 24F-2

                 Read instructions at end of Form before preparing Form.

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    1.   Name and address of issuer:

         PaineWebber Managed Investments Trust
         1285 Avenue of the Americas
         New York, NY 10019

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    2.   The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                           |_|

         PaineWebber Asia Pacific Growth Fund
         (Class A, B, C and Y shares)

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    3.    Investment Company Act File Number:

                  811-4040

          Securities Act File Number:

                  2-91362


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    4(a). Last day of fiscal year for which this Form is filed:

            October 31, 1998

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    4(b).   |_|   Check box if this Form is being filed late (i.e., more than
                  90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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    4(c)    |_|   Check box if this is the last time the issuer will be filing this Form.



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





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      5. Calculation of registration fee:

         (i)  Aggregate sale price of                         $       23,326,045
                                                               -----------------
              securities sold during the
              fiscal year pursuant to
              section 24(f):

         (ii) Aggregate price of
              securities redeemed or              $    38,524,648
                                                   --------------
              repurchased during the
              fiscal year

         (iii)Aggregate price of securities
              redeemed or repurchased during
              any prior fiscal year ending
              no earlier than October 1,          $             0
              1995 that were not                   --------------
              previously used to reduce
              registration fees payable
              to the Commission:

         (iv) Total available redemption credits              - $     38,524,648
              [add Items 5(ii) and 5(iii)]:                      ---------------


         (v)  Net sales - if item 5(i) is
              greater than Item 5(iv)                           $              0
                                                                ----------------
              [subtract item 5(iv) from
              Item 5(i)]:

     ---------------------------------------------------------------
         (vi) Redemption credits
              available for use in future         $(  15,198,603)
              years  -- if Item 5(i) is             ------------
              less than Item 5(iv)
              [subtract Item 5(iv) from
              Item 5(i)]:
     ---------------------------------------------------------------

         (vii) Multiplier for determining
              registration fee (See                            x $      0.000278
                                                                  --------------
              Instruction C.9):

         (viii) Registration fee due [multiply                 = $             0
                Item 5(v) by Item 5(vii)]                         --------------
                enter "0" if no fee is due):



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      6.   Prepaid Shares

            If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 307,773,298.

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     7.    Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                               + $             0
                                                                  --------------

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      8.   Total of the amount of the registration fee due plus any interest due
           [line 5(viii) plus line 7]:

                                                               = $             0
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

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



                 Method of Delivery:

                             |_|   Wire Transfer

                             |_|   Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Ann E. Moran
                              --------------------------------------
                                  Ann E. Moran

                              Vice President and Assistant Treasurer
                              ---------------------------------------

Date: January 25, 1999

  *Please print the name and title of the signing officer below the signature.